Property and Equipment - Schedule of Property and Equipment and Classification of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 284,398	$ 232,872
Accumulated depreciation and impairment	153,577	127,346
Net book value	130,821	105,526
Impairment charge on leasehold improvements	3,617	1,709
Depreciation	36,172	41,828
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	3,721	2,649
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	8,213	10,103
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	17,697	20,125
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	6,541	8,951
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	181,572	159,131
Accumulated depreciation and impairment	103,772	84,930
Net book value	77,800	74,201
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	40,015	33,505
Accumulated depreciation and impairment	17,178	18,241
Net book value	22,837	15,264
Fulfillment equipment
Property, Plant and Equipment [Line Items]
Cost	19,436	2,015
Accumulated depreciation and impairment	484	37
Net book value	18,952	1,978
Fulfillment robots
Property, Plant and Equipment [Line Items]
Cost	15,320	9,470
Accumulated depreciation and impairment	8,962	3,888
Net book value	6,358	5,582
Furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	28,055	28,751
Accumulated depreciation and impairment	23,181	20,250
Net book value	$ 4,874	$ 8,501